Fair Value Measurements (Narrative) (Details) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2014 Foreign Exchange Future [Member] USD ($)	Mar. 31, 2014 Foreign Exchange Future [Member] EUR (€)	Dec. 31, 2013 Foreign Exchange Future [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Future [Member] EUR (€)	Mar. 31, 2014 Foreign Exchange Future Two [Member] USD ($)	Mar. 31, 2014 Foreign Exchange Future Two [Member] ILS	Dec. 31, 2013 Foreign Exchange Future Two [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Future Two [Member] ILS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange transactions			$ 90,000	€ 66,300	$ 54,000	€ 40,300	$ 40,300	140,800	$ 18,300	65,000
Change in fair value of earn-out obligations	(7,495)
Fair value adjustments on derivatives designated as cash flow hedges	(129)
Cash flow hedge	$ 13,800